Loans and borrowings - Additional Information (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Loans and borrowings
Proceeds obtained from loans and borrowings	$ 18,402
Proceeds from loans and borrowings	18,402		$ 27,155	$ 34,035
Borrowings	109,200		119,965
Repayment of loans and borrowings	15,192		26,158	21,660
Interest payments	8,199		7,526	$ 6,582
Contractual capital commitments					$ 159	$ 255
ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees	19,771		22,665
Chile | ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees	13,189		15,799
Brazil | ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees	3,907		4,187
Colombia | ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees	2,679		2,679
Hedge of a net investment in a foreign operation
Loans and borrowings
Hedging instrument liabilities					10,001	10,269
Cash flow hedging
Loans and borrowings
Hedging instrument liabilities					7,347	7,343
US Dollar
Loans and borrowings
Borrowings					29,065
Local currency
Loans and borrowings
Borrowings	12,002		11,371
Foreign currency
Loans and borrowings
Borrowings	97,198		108,594
Local Borrowings | Hedge of a net investment in a foreign operation
Loans and borrowings
Hedging instrument liabilities					$ 17,348	$ 17,612
Commercial and syndicate loans and related parties | Local currency
Loans and borrowings
Borrowings	6,199		5,302
Commercial and syndicate loans and related parties | Foreign currency
Loans and borrowings
Borrowings	16,670		18,254
Bonds | Local currency
Loans and borrowings
Borrowings	4,985		5,193
Bonds | Foreign currency
Loans and borrowings
Borrowings	79,222		$ 88,881
Ecopetrol S.A
Loans and borrowings
Proceeds obtained from loans and borrowings	13,174
Repayment of loans and borrowings	11,590
Interest payments	5,767
Interconexion Electrica S.A. E.S.P
Loans and borrowings
Proceeds obtained from loans and borrowings	4,375
Repayment of loans and borrowings	2,833
Interest payments	2,250
Ocensa S.A
Loans and borrowings
Repayment of loans and borrowings	$ 8,199
Dollar-denominated loan maturing in 2030
Loans and borrowings
Proceeds from loans and borrowings		$ 530